Prepaid expenses and other current assets (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expense and Other Assets, Current [Line Items]
Financed insurance premiums	$ 1,394,000	$ 1,310,000	$ 2,289,000
Prepaid expenses and other	3,417,000	2,796,000	1,299,000
Total prepaid expenses and other current assets	$ 8,335,000	7,070,000	8,100,000
ElectraMeccanica Vehicles Corp
Prepaid Expense and Other Assets, Current [Line Items]
Solo deposit (with manufacturer)			7,133,451
Battery cell deposit			300,000
Financed insurance premiums		854,995	1,095,152
Prepaid rent and security deposit		338,797	495,112
Cloud computing assets		1,374,299	1,234,039
Prepaid expenses and other		319,717	1,133,096
Total prepaid expenses and other current assets		$ 2,887,808	$ 11,390,850